Commitments and Contingencies (Details) - USD ($)			12 Months Ended
		Jul. 01, 2024	Dec. 31, 2024	Feb. 23, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Ordinary shares issued	[1]		46,595,743		41,000,000
Ordinary shares of par value (in Dollars per share)	[1]		$ 0.0001		$ 0.0001
Escrow account			13,000,000
Net profit (in Dollars)			$ 41,000,000
Net profit percentage			30.00%
Estimation of fair value of contingent consideration (in Dollars)		$ 39,717,000	$ 4,617,000
Decrease in fair value (in Dollars)			$ 35,100,000
Earnout shares			13,000,000
Reverse Recapitalization [Member]
Commitments and Contingencies [Line Items]
Ordinary shares			13,000,000
Number of ordinary shares released			13,000,000
TOYO [Member]
Commitments and Contingencies [Line Items]
Ordinary shares issued			20
Earnout shares			1,712,297
Escrow earnout shares			11,287,703
Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Ordinary shares issued				41,000,000
Ordinary shares of par value (in Dollars per share)				$ 0.0001
Net profit percentage			50.00%
Ordinary Shares [Member] | TOYO [Member]
Commitments and Contingencies [Line Items]
Ordinary shares issued				41,000,000

[1]	The share information is presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).